Nature and extent of risk arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Nature And Extent Of Risk Arising From Financial Instruments
Foreign currency risk
	December 31, 2018	December 31, 2017	December 31, 2016
Cash	874	171	65
Debentures	4,770	4,770	4,870